SUPPLEMENT DATED APRIL 30, 2012
TO

PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

On April 2, 2012, shareholders approved the merger of the following AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (each an “Acquired Fund”) into the corresponding acquiring fund (each, an “Acquiring Fund”) after the close of business on April 27, 2012:

Acquired Fund	Acquiring Fund
Invesco V.I. Capital Appreciation Fund	Invesco Van Kampen V.I. Capital Growth Fund
Invesco V.I. Capital Development Fund	Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco V.I. Capital Appreciation Fund and Invesco V.I. Capital Development Fund are no longer available for investment and all references to the funds are hereby deleted from the prospectus.

Effective immediately, the Invesco Van Kampen V.I. Capital Growth Fund has changed its name to Invesco Van Kampen V.I. American Franchise Fund.

Please retain this supplement with your prospectus for future reference.

Accolade (NY) 4/2012